Polaris Global Value Fund | I Shares
RISK/RETURN
Investment Objective
The investment objective of the Polaris Global Value Fund (the “Fund”) is to seek capital appreciation.
Fees and Expenses
This  table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	0.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	0.00%
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase, if applicable)	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	1.39%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Polaris Global Value Fund I Shares	142	440	761	1,669

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies
Using a value-oriented approach, the Fund invests primarily in the common stock (including American Depositary Receipts (“ADRs”)) of companies of any size located worldwide, including emerging or developing markets. Emerging or developing markets are generally markets that are not included in the Morgan Stanley Capital International World Index (“MSCI World Index”).

The Fund selects investments based on the fundamental research of a company’s financial condition.

Although there is no limit on the amount of Fund assets that may be invested in companies located in any one country, the Fund typically invests in approximately 15 industries and seeks to achieve broad geographic diversification.

Polaris Capital Management, LLC (the "Adviser") may write covered call options that are designed both to receive option premium proceeds for the Fund while holding securities that are appreciating and to sell such securities when they reach the Adviser’s target sell price. In order to hedge against downside risks, the Adviser may also purchase put options for securities in the Fund’s portfolio, which permit the Fund to sell securities at a predetermined price, even when the securities are depreciating. Where put options are not available on particular securities in the Fund’s portfolio, the Adviser may effectuate a desired hedge by purchasing options on relevant stock index(es) or related exchange traded funds (“ETFs”) instead.

Principal Investment Risks
General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Events Risk. It is important that investors closely review and understand the risks of investing in the Fund. Unprecedented recent turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

ADR Risk.  ADRs may be subject to some of the same risks as direct investment in foreign companies, as noted in “Foreign Investments Risk” above.  In addition, ADRs may not track the price of the underlying securities perfectly.

Equity Risk.  The Fund is subject to the risk that stock prices may fall over a short period or extended periods of time. Common stocks, which are a type of equity security, are generally subordinate to other securities, including convertible and preferred securities.

Foreign Securities/ Emerging Markets Risk. Foreign securities are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks. Emerging markets may have more risk than when investing in developing foreign markets.

Options Risk. The price of the options, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing put options on individual securities, stock indexes and ETFs, or, if purchased, the options may expire unexercised, causing the Fund to lose the premium paid for the options.  When writing (selling) covered call options, the Fund may be required to sell the underlying security and, therefore, not participate in gains if the stock price exceeds the exercise price, generally at the expiration date of the option.

Registered Investment Company and ETF Risk. Registered investment companies (including ETFs) generally entail the same risks as the individual stocks held by them. ETFs, however, may trade at a premium or discount to the aggregate value of the underlying securities. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted.

Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Performance Information
The following chart and table illustrate the variability of the Fund’s returns as of December 31, 2010. The chart below indicates some of the risks of investing in the Fund by showing the changes in the performance of the Fund from year to year. The table below illustrates how the Fund’s average annual returns for 1, 5 and 10 years compare to the MSCI World Index. Updated performance information is available at www.polarisfunds.com or by calling (888) 263-5594 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Years Ended December 31
Calendar Year Total Returns

During the period shown, the highest return for a quarter was 31.35% (2nd quarter, 2009), and the lowest return was (24.37)% (4th quarter, 2008).
Average Annual Total Returns
Average Annual Total Returns Polaris Global Value Fund	1 Year	5 Years	10 Years	Inception Date
I Shares	20.64%	1.02%	8.41%	Jul 31, 1989
I Shares After Taxes on Distributions	20.64%	0.61%	8.10%
I Shares After Taxes on Distributions and Sales	13.87%	0.99%	7.50%
I Shares MSCI World Index (reflects no deduction for fees, expenses or taxes)	11.76%	2.43%	2.31%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	FORUM FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000315774
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011
Polaris Global Value Fund | I Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Polaris Global Value Fund (the “Fund”) is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This  table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	0.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	0.00%
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase, if applicable)	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	1.39%

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,669
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Using a value-oriented approach, the Fund invests primarily in the common stock (including American Depositary Receipts (“ADRs”)) of companies of any size located worldwide, including emerging or developing markets. Emerging or developing markets are generally markets that are not included in the Morgan Stanley Capital International World Index (“MSCI World Index”).

The Fund selects investments based on the fundamental research of a company’s financial condition.

Although there is no limit on the amount of Fund assets that may be invested in companies located in any one country, the Fund typically invests in approximately 15 industries and seeks to achieve broad geographic diversification.

Polaris Capital Management, LLC (the "Adviser") may write covered call options that are designed both to receive option premium proceeds for the Fund while holding securities that are appreciating and to sell such securities when they reach the Adviser’s target sell price. In order to hedge against downside risks, the Adviser may also purchase put options for securities in the Fund’s portfolio, which permit the Fund to sell securities at a predetermined price, even when the securities are depreciating. Where put options are not available on particular securities in the Fund’s portfolio, the Adviser may effectuate a desired hedge by purchasing options on relevant stock index(es) or related exchange traded funds (“ETFs”) instead.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Events Risk. It is important that investors closely review and understand the risks of investing in the Fund. Unprecedented recent turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

ADR Risk.  ADRs may be subject to some of the same risks as direct investment in foreign companies, as noted in “Foreign Investments Risk” above.  In addition, ADRs may not track the price of the underlying securities perfectly.

Equity Risk.  The Fund is subject to the risk that stock prices may fall over a short period or extended periods of time. Common stocks, which are a type of equity security, are generally subordinate to other securities, including convertible and preferred securities.

Foreign Securities/ Emerging Markets Risk. Foreign securities are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks. Emerging markets may have more risk than when investing in developing foreign markets.

Options Risk. The price of the options, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing put options on individual securities, stock indexes and ETFs, or, if purchased, the options may expire unexercised, causing the Fund to lose the premium paid for the options.  When writing (selling) covered call options, the Fund may be required to sell the underlying security and, therefore, not participate in gains if the stock price exceeds the exercise price, generally at the expiration date of the option.

Registered Investment Company and ETF Risk. Registered investment companies (including ETFs) generally entail the same risks as the individual stocks held by them. ETFs, however, may trade at a premium or discount to the aggregate value of the underlying securities. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted.

Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund or the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table illustrate the variability of the Fund’s returns as of December 31, 2010. The chart below indicates some of the risks of investing in the Fund by showing the changes in the performance of the Fund from year to year. The table below illustrates how the Fund’s average annual returns for 1, 5 and 10 years compare to the MSCI World Index. Updated performance information is available at www.polarisfunds.com or by calling (888) 263-5594 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table illustrate the variability of the Fund's returns as of December 31, 2010. The chart below indicates some of the risks of investing in the Fund by showing the changes in the performance of the Fund from year to year. The table below illustrates how the Fund's average annual returns for 1, 5 and 10 years compare to the MSCI World Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 263-5594
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.polarisfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Years Ended December 31
Annual Return 2001	rr_AnnualReturn2001	2.21%
Annual Return 2002	rr_AnnualReturn2002	3.82%
Annual Return 2003	rr_AnnualReturn2003	47.06%
Annual Return 2004	rr_AnnualReturn2004	23.63%
Annual Return 2005	rr_AnnualReturn2005	10.52%
Annual Return 2006	rr_AnnualReturn2006	24.57%
Annual Return 2007	rr_AnnualReturn2007	(3.97%)
Annual Return 2008	rr_AnnualReturn2008	(46.19%)
Annual Return 2009	rr_AnnualReturn2009	35.46%
Annual Return 2010	rr_AnnualReturn2010	20.64%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest return for a quarter was 31.35% (2nd quarter, 2009), and the lowest return was (24.37)% (4th quarter, 2008).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.35%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.37%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	MSCI World Index (reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

1 Year	rr_AverageAnnualReturnYear01	20.64%
5 Years	rr_AverageAnnualReturnYear05	1.02%
10 Years	rr_AverageAnnualReturnYear10	8.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 1989
Polaris Global Value Fund | I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.64%
5 Years	rr_AverageAnnualReturnYear05	0.61%
10 Years	rr_AverageAnnualReturnYear10	8.10%
Polaris Global Value Fund | I Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.87%
5 Years	rr_AverageAnnualReturnYear05	0.99%
10 Years	rr_AverageAnnualReturnYear10	7.50%
Polaris Global Value Fund | I Shares | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.76%
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10	2.31%